JPMORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II
(Class A and Select Class Shares)
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated March 3, 2009
to the Prospectuses dated July 1, 2008, as supplemented

The reference to Short Term Bond Fund II in the “Short Term Bond Fund and Short Term Bond Fund II” subheading under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectuses and all reference relating to the JPMorgan Short Term Bond Fund II under such heading are hereby deleted.

The following is hereby inserted under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectuses.

Short Term Bond Fund II

Gregg F. Hrivnak, Vice President and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Short Term Bond Fund II since March 2009. An employee of JPMIM or its affiliates since 1989, Mr. Hrivnak has been a portfolio manager since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader on the Columbus Taxable Bond Team. Richard D. Figuly, Vice President, also participates in the management of the Fund since March 2009. An employee of JPMIM or its affiliates since 1994, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBFII-309

JPMORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II
(Class M Shares)
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated March 3, 2009
to the Prospectuses dated July 1, 2008, as supplemented

The reference to Short Term Bond Fund II under “The Portfolio Managers” heading in “The Fund’s Management and Administration” section of the Prospectus is hereby deleted.

The following is hereby inserted under “The Portfolio Managers” heading in “The Funds’ Management and Administration” section of the Prospectuses.

Short Term Bond Fund II

Gregg F. Hrivnak, Vice President and CFA charterholder, is the lead portfolio manager responsible for the day-to-day management of the Short Term Bond Fund II since March 2009. An employee of JPMIM or its affiliates since 1989, Mr. Hrivnak has been a portfolio manager since June 2005 and was previously a fixed income research analyst for the Taxable Bond Team responsible for asset-backed securities. He is currently a portfolio manager and trader on the Columbus Taxable Bond Team. Richard D. Figuly, Vice President, also participates in the management of the Fund since March 2009. An employee of JPMIM or its affiliates since 1994, Mr. Figuly is a member of the Columbus Taxable Bond Team responsible for trading fixed income securities with an emphasis on asset-backed securities.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-STBFII-M-309

JPMORGAN INCOME FUNDS

JPMorgan Short Term Bond Fund II
(All Share Classes)
(a series of J.P. Morgan Mutual Fund Group)

Supplement dated March 3, 2009
to the Statement of Additional Information dated July 1, 2008, as supplemented

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Short Term Bond Fund II:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2008.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Short Term Bond Fund II
Gregg F. Hrivnak	2	$2,569.75	2	$0	23	$2,899.64
Richard D. Figuly	3	3,331.74	0	0	22	2,821.17

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2008.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Short Term Bond Fund II
Gregg F. Hrivnak	0	$0	0	$0	0	$0
Richard D. Figuly	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by each portfolio manager, as of December 31, 2008.

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Short Term Bond Fund II
Gregg F. Hrivnak	X
Richard D. Figuly	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-STBFII-309